Portfolio of investments—January 31, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 0.28%
Communication services: 0.00%
Diversified telecommunication services: 0.00%
Intelsat Emergence SA♦†	178	$0
Energy: 0.28%
Energy equipment & services: 0.28%
Bristow Group, Inc.†	45,908	1,211,053
Total common stocks (Cost $534,643)		1,211,053

	Interest rate	Maturity date	Principal
Corporate bonds and notes: 114.59%
Basic materials: 0.35%
Chemicals: 0.35%
SCIH Salt Holdings, Inc.144A	6.63%	5-1-2029	$1,670,000	1,516,951
Communications: 18.57%
Advertising: 2.00%
Clear Channel Outdoor Holdings, Inc.144A	7.50	6-1-2029	2,110,000	1,743,366
Clear Channel Outdoor Holdings, Inc.144A	9.00	9-15-2028	2,010,000	2,089,531
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	4.63	3-15-2030	1,765,000	1,562,131
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	5.00	8-15-2027	905,000	866,271
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	7.38	2-15-2031	2,260,000	2,367,508
				8,628,807
Internet: 5.03%
Arches Buyer, Inc.144A	4.25	6-1-2028	1,875,000	1,676,929
Arches Buyer, Inc.144A	6.13	12-1-2028	3,725,000	3,217,692
Cablevision Lightpath LLC144A	3.88	9-15-2027	1,810,000	1,621,571
Cablevision Lightpath LLC144A	5.63	9-15-2028	1,600,000	1,352,000
Match Group Holdings II LLC144A	5.63	2-15-2029	7,390,000	7,186,406
Uber Technologies, Inc.144A	4.50	8-15-2029	4,840,000	4,581,254
Uber Technologies, Inc.144A	8.00	11-1-2026	2,100,000	2,138,254
				21,774,106
Media: 11.28%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.25	1-15-2034	11,495,000	9,139,703
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.50	8-15-2030	6,040,000	5,252,747
CCO Holdings LLC/CCO Holdings Capital Corp.	4.50	5-1-2032	850,000	709,121
CCO Holdings LLC/CCO Holdings Capital Corp.144A	5.00	2-1-2028	375,000	352,438
CSC Holdings LLC144A	4.63	12-1-2030	2,400,000	1,226,714
CSC Holdings LLC144A	5.75	1-15-2030	4,030,000	2,133,039
CSC Holdings LLC144A	11.25	5-15-2028	2,125,000	2,153,211
CSC Holdings LLC144A	11.75	1-31-2029	1,935,000	1,965,438
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.144A	5.88	8-15-2027	1,235,000	1,174,103
DISH Network Corp.144A	11.75	11-15-2027	1,840,000	1,920,419
Gray Escrow II, Inc.144A	5.38	11-15-2031	6,120,000	4,790,017
Nexstar Media, Inc.144A	5.63	7-15-2027	1,730,000	1,684,855
See accompanying notes to portfolio of investments
Allspring Income Opportunities Fund | 1

Portfolio of investments—January 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Media(continued)
Scripps Escrow II, Inc.144A	5.38%	1-15-2031	$6,650,000	$5,052,005
Sirius XM Radio, Inc.144A	4.13	7-1-2030	7,165,000	6,269,375
Townsquare Media, Inc.144A	6.88	2-1-2026	5,101,000	4,992,961
				48,816,146
Telecommunications: 0.26%
CommScope, Inc.144A	6.00	3-1-2026	1,300,000	1,126,034
Consumer, cyclical: 19.95%
Airlines: 1.23%
Hawaiian Airlines Pass-Through Certificates Series 2013-1 Class A	3.90	7-15-2027	1,875,901	1,756,940
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.144A	5.75	1-20-2026	2,685,000	2,526,316
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.144A	8.00	9-20-2025	1,605,000	1,047,263
				5,330,519
Apparel: 1.75%
Crocs, Inc.144A	4.13	8-15-2031	1,275,000	1,086,769
Crocs, Inc.144A	4.25	3-15-2029	3,470,000	3,140,350
Hanesbrands, Inc.144A	4.88	5-15-2026	1,530,000	1,475,567
Tapestry, Inc.	7.85	11-27-2033	1,755,000	1,875,634
				7,578,320
Auto manufacturers: 0.46%
Ford Motor Co.	4.75	1-15-2043	2,440,000	2,011,076
Auto parts & equipment: 0.49%
Cooper Tire & Rubber Co.	7.63	3-15-2027	2,115,000	2,104,425
Distribution/wholesale: 0.83%
G-III Apparel Group Ltd.144A	7.88	8-15-2025	3,595,000	3,604,559
Entertainment: 4.15%
CCM Merger, Inc.144A	6.38	5-1-2026	8,120,000	8,019,154
Churchill Downs, Inc.144A	4.75	1-15-2028	3,360,000	3,200,186
Churchill Downs, Inc.144A	6.75	5-1-2031	645,000	652,337
Cinemark USA, Inc.144A	5.25	7-15-2028	2,230,000	2,057,175
Cinemark USA, Inc.144A	5.88	3-15-2026	980,000	971,023
Cinemark USA, Inc.144A	8.75	5-1-2025	1,251,000	1,262,034
Live Nation Entertainment, Inc.144A	5.63	3-15-2026	1,792,000	1,772,192
				17,934,101
Home builders: 0.72%
Taylor Morrison Communities, Inc.144A	5.13	8-1-2030	780,000	742,905
Tri Pointe Homes, Inc.	5.70	6-15-2028	2,406,000	2,366,348
				3,109,253
Housewares: 0.73%
Newell Brands, Inc.	5.20	4-1-2026	3,230,000	3,144,304
See accompanying notes to portfolio of investments
2 | Allspring Income Opportunities Fund

Portfolio of investments—January 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Leisure time: 2.36%
Carnival Holdings Bermuda Ltd.144A	10.38%	5-1-2028	$4,440,000	$4,857,183
NCL Corp. Ltd.144A	5.88	3-15-2026	1,560,000	1,521,109
NCL Corp. Ltd.144A	5.88	2-15-2027	1,370,000	1,349,719
NCL Corp. Ltd.144A	7.75	2-15-2029	1,715,000	1,731,626
NCL Corp. Ltd.144A	8.13	1-15-2029	710,000	745,274
				10,204,911
Retail: 7.23%
Bath & Body Works, Inc.144A	6.63	10-1-2030	2,190,000	2,218,798
Dave & Buster’s, Inc.144A	7.63	11-1-2025	1,055,000	1,066,943
FirstCash, Inc.144A	4.63	9-1-2028	2,950,000	2,757,518
Kohl’s Corp.	4.63	5-1-2031	2,365,000	1,892,000
LSF9 Atlantis Holdings LLC/Victra Finance Corp.144A	7.75	2-15-2026	4,985,000	4,805,676
Macy’s Retail Holdings LLC144A	5.88	4-1-2029	1,630,000	1,581,100
Macy’s Retail Holdings LLC144A	6.13	3-15-2032	3,240,000	3,057,264
Michaels Cos., Inc.144A	7.88	5-1-2029	3,320,000	2,123,451
NMG Holding Co., Inc./Neiman Marcus Group LLC144A	7.13	4-1-2026	3,745,000	3,651,430
PetSmart, Inc./PetSmart Finance Corp.144A	4.75	2-15-2028	2,870,000	2,681,049
PetSmart, Inc./PetSmart Finance Corp.144A	7.75	2-15-2029	3,175,000	3,069,216
Raising Cane’s Restaurants LLC144A	9.38	5-1-2029	2,230,000	2,389,462
				31,293,907
Consumer, non-cyclical: 15.94%
Commercial services: 8.28%
Allied Universal Holdco LLC/Allied Universal Finance Corp.144A	6.00	6-1-2029	4,455,000	3,698,942
Allied Universal Holdco LLC/Allied Universal Finance Corp.144A	6.63	7-15-2026	1,995,000	1,965,801
CoreCivic, Inc.	8.25	4-15-2026	7,720,000	7,913,000
MPH Acquisition Holdings LLC144A	5.75	11-1-2028	4,670,000	3,715,779
PECF USS Intermediate Holding III Corp.144A	8.00	11-15-2029	4,584,000	2,211,780
Prime Security Services Borrower LLC/Prime Finance, Inc.144A	6.25	1-15-2028	2,250,000	2,229,727
Sabre Global, Inc.144A	11.25	12-15-2027	4,705,000	4,710,881
Service Corp. International	7.50	4-1-2027	2,880,000	3,009,744
Sotheby’s/Bidfair Holdings, Inc.144A	5.88	6-1-2029	2,570,000	2,218,511
Upbound Group, Inc.144A	6.38	2-15-2029	4,365,000	4,161,678
				35,835,843
Food: 1.39%
B&G Foods, Inc.	5.25	9-15-2027	1,125,000	1,014,698
B&G Foods, Inc.144A	8.00	9-15-2028	4,780,000	4,982,624
				5,997,322
Healthcare-services: 5.85%
Catalent Pharma Solutions, Inc.144A	5.00	7-15-2027	3,135,000	3,016,224
CHS/Community Health Systems, Inc.144A	5.25	5-15-2030	2,060,000	1,705,522
CHS/Community Health Systems, Inc.144A	6.00	1-15-2029	125,000	112,941
CHS/Community Health Systems, Inc.144A	8.00	3-15-2026	773,000	761,881
IQVIA, Inc.144A	6.50	5-15-2030	2,650,000	2,703,185
Pediatrix Medical Group, Inc.144A	5.38	2-15-2030	3,105,000	2,783,757
See accompanying notes to portfolio of investments
Allspring Income Opportunities Fund | 3

Portfolio of investments—January 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Healthcare-services(continued)
Select Medical Corp.144A	6.25%	8-15-2026	$3,840,000	$3,838,974
Star Parent, Inc.144A	9.00	10-1-2030	3,195,000	3,359,553
Tenet Healthcare Corp.	4.88	1-1-2026	1,775,000	1,759,215
Tenet Healthcare Corp.144A	6.75	5-15-2031	5,150,000	5,267,613
				25,308,865
Pharmaceuticals: 0.42%
AdaptHealth LLC144A	5.13	3-1-2030	2,340,000	1,829,763
Energy: 21.44%
Energy-alternate sources: 2.60%
Enviva Partners LP/Enviva Partners Finance Corp.144A	6.50	1-15-2026	8,490,000	3,170,652
TerraForm Power Operating LLC144A	4.75	1-15-2030	4,160,000	3,840,970
TerraForm Power Operating LLC144A	5.00	1-31-2028	4,385,000	4,226,351
				11,237,973
Oil & gas: 5.33%
Aethon United BR LP/Aethon United Finance Corp.144A	8.25	2-15-2026	4,595,000	4,555,115
Encino Acquisition Partners Holdings LLC144A	8.50	5-1-2028	4,245,000	4,213,162
Hilcorp Energy I LP/Hilcorp Finance Co.144A	5.75	2-1-2029	2,140,000	2,065,820
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.00	4-15-2030	400,000	388,378
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.00	2-1-2031	835,000	801,635
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.25	11-1-2028	2,725,000	2,715,006
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.25	4-15-2032	400,000	384,000
Hilcorp Energy I LP/Hilcorp Finance Co.144A	8.38	11-1-2033	215,000	231,069
Nabors Industries Ltd.144A	7.50	1-15-2028	2,525,000	2,310,375
Nabors Industries, Inc.144A	7.38	5-15-2027	3,085,000	3,031,436
Nabors Industries, Inc.144A	9.13	1-31-2030	215,000	218,773
Southwestern Energy Co.	8.38	9-15-2028	1,510,000	1,569,246
Talos Production, Inc.144A%%	9.00	2-1-2029	590,000	597,872
				23,081,887
Oil & gas services: 2.09%
Bristow Group, Inc.144A	6.88	3-1-2028	4,600,000	4,502,802
Oceaneering International, Inc.	6.00	2-1-2028	4,660,000	4,552,401
				9,055,203
Pipelines: 11.42%
Antero Midstream Partners LP/Antero Midstream Finance Corp.144A	6.63	2-1-2032	1,925,000	1,913,219
Buckeye Partners LP	5.85	11-15-2043	2,375,000	1,939,353
CQP Holdco LP/BIP-V Chinook Holdco LLC144A	5.50	6-15-2031	4,175,000	3,895,062
CQP Holdco LP/BIP-V Chinook Holdco LLC144A	7.50	12-15-2033	1,945,000	1,993,759
DT Midstream, Inc.144A	4.13	6-15-2029	935,000	859,029
DT Midstream, Inc.144A	4.38	6-15-2031	1,650,000	1,478,023
Energy Transfer LP (5 Year Treasury Constant Maturity+4.02%)±	8.00	5-15-2054	1,515,000	1,567,752
EnLink Midstream LLC144A	6.50	9-1-2030	3,415,000	3,484,902
EnLink Midstream Partners LP	5.05	4-1-2045	2,185,000	1,775,866
EnLink Midstream Partners LP	5.60	4-1-2044	2,196,000	1,949,060
See accompanying notes to portfolio of investments
4 | Allspring Income Opportunities Fund

Portfolio of investments—January 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pipelines(continued)
Harvest Midstream I LP144A	7.50%	9-1-2028	$3,320,000	$3,353,548
Hess Midstream Operations LP144A	5.50	10-15-2030	1,065,000	1,041,037
Kinetik Holdings LP144A	5.88	6-15-2030	3,205,000	3,148,128
Kinetik Holdings LP144A	6.63	12-15-2028	610,000	618,354
Rockies Express Pipeline LLC144A	4.95	7-15-2029	825,000	788,731
Rockies Express Pipeline LLC144A	6.88	4-15-2040	3,837,000	3,802,300
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	12-31-2030	4,065,000	3,778,458
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	9-1-2031	1,150,000	1,059,257
Venture Global Calcasieu Pass LLC144A	6.25	1-15-2030	4,570,000	4,573,628
Venture Global LNG, Inc.144A	8.38	6-1-2031	4,125,000	4,165,575
Venture Global LNG, Inc.144A	9.88	2-1-2032	2,100,000	2,208,417
				49,393,458
Financial: 15.68%
Banks: 1.31%
Bank of America Corp. Series JJ (U.S. SOFR 3 Month+3.55%)ʊ±	5.13	6-20-2024	1,580,000	1,565,731
Citigroup, Inc. Series X (5 Year Treasury Constant Maturity+3.42%)ʊ±	3.88	2-18-2026	2,790,000	2,570,768
JPMorgan Chase & Co. Series HH (U.S. SOFR 3 Month+3.13%)ʊ±	4.60	2-1-2025	1,590,000	1,549,025
				5,685,524
Diversified financial services: 6.01%
Enact Holdings, Inc.144A	6.50	8-15-2025	4,565,000	4,554,820
Nationstar Mortgage Holdings, Inc.144A	5.00	2-1-2026	2,955,000	2,879,944
Nationstar Mortgage Holdings, Inc.144A%%	7.13	2-1-2032	2,150,000	2,132,457
Navient Corp.	5.00	3-15-2027	1,700,000	1,621,547
Navient Corp.	5.88	10-25-2024	185,000	184,845
Navient Corp.	11.50	3-15-2031	215,000	234,840
OneMain Finance Corp.	7.13	3-15-2026	2,450,000	2,483,402
Oppenheimer Holdings, Inc.	5.50	10-1-2025	3,325,000	3,250,188
PRA Group, Inc.144A	5.00	10-1-2029	5,610,000	4,525,637
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.144A	4.00	10-15-2033	1,545,000	1,311,412
United Wholesale Mortgage LLC144A	5.50	11-15-2025	1,250,000	1,234,540
United Wholesale Mortgage LLC144A	5.50	4-15-2029	1,695,000	1,600,669
				26,014,301
Insurance: 3.43%
AmWINS Group, Inc.144A	4.88	6-30-2029	4,085,000	3,812,725
AssuredPartners, Inc.144A	5.63	1-15-2029	3,270,000	3,088,242
BroadStreet Partners, Inc.144A	5.88	4-15-2029	5,775,000	5,476,062
HUB International Ltd.144A	5.63	12-1-2029	1,250,000	1,179,512
HUB International Ltd.144A	7.25	6-15-2030	425,000	437,183
HUB International Ltd.144A	7.38	1-31-2032	835,000	855,120
				14,848,844
REITS: 4.93%
HAT Holdings I LLC/HAT Holdings II LLC144A	6.00	4-15-2025	741,000	734,617
Iron Mountain, Inc.144A	4.50	2-15-2031	2,870,000	2,573,366
See accompanying notes to portfolio of investments
Allspring Income Opportunities Fund | 5

Portfolio of investments—January 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
REITS(continued)
Iron Mountain, Inc.144A	5.25%	7-15-2030	$4,255,000	$4,013,341
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	5.25	10-1-2025	3,145,000	3,090,987
Service Properties Trust	4.75	10-1-2026	3,595,000	3,335,269
Service Properties Trust	7.50	9-15-2025	550,000	558,292
Service Properties Trust144A	8.63	11-15-2031	2,850,000	3,021,843
Starwood Property Trust, Inc.144A	4.38	1-15-2027	2,995,000	2,772,681
Starwood Property Trust, Inc.	4.75	3-15-2025	1,230,000	1,205,400
				21,305,796
Industrial: 12.45%
Aerospace/defense: 2.07%
Spirit AeroSystems, Inc.144A	9.38	11-30-2029	2,435,000	2,638,264
Spirit AeroSystems, Inc.144A	9.75	11-15-2030	2,070,000	2,172,590
TransDigm, Inc.	7.50	3-15-2027	4,140,000	4,150,764
				8,961,618
Building materials: 2.04%
Camelot Return Merger Sub, Inc.144A	8.75	8-1-2028	5,380,000	5,515,394
Emerald Debt Merger Sub LLC144A	6.63	12-15-2030	3,290,000	3,323,130
				8,838,524
Hand/machine tools: 2.00%
Werner FinCo LP/Werner FinCo, Inc.144A	11.50	6-15-2028	3,445,000	3,625,863
Werner FinCo LP/Werner FinCo, Inc.144A¥	14.50	10-15-2028	5,864,446	5,044,316
				8,670,179
Machinery-diversified: 1.38%
Chart Industries, Inc.144A	7.50	1-1-2030	635,000	651,840
Chart Industries, Inc.144A	9.50	1-1-2031	1,060,000	1,130,519
TK Elevator U.S. Newco, Inc.144A	5.25	7-15-2027	4,320,000	4,165,402
				5,947,761
Packaging & containers: 3.59%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC144A	4.00	9-1-2029	1,925,000	1,560,158
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC144A	6.00	6-15-2027	2,190,000	2,165,209
Berry Global, Inc.144A	5.63	7-15-2027	3,780,000	3,747,559
Clydesdale Acquisition Holdings, Inc.144A	8.75	4-15-2030	4,260,000	4,046,791
Mauser Packaging Solutions Holding Co.144A	7.88	8-15-2026	1,055,000	1,066,027
Owens-Brockway Glass Container, Inc.144A	7.25	5-15-2031	2,115,000	2,125,723
Sealed Air Corp./Sealed Air Corp. U.S.144A	7.25	2-15-2031	790,000	825,898
				15,537,365
See accompanying notes to portfolio of investments
6 | Allspring Income Opportunities Fund

Portfolio of investments—January 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Trucking & leasing: 1.37%
Fortress Transportation & Infrastructure Investors LLC144A	5.50%	5-1-2028	$2,415,000	$2,340,090
Fortress Transportation & Infrastructure Investors LLC144A	6.50	10-1-2025	3,571,000	3,566,243
				5,906,333
Technology: 3.69%
Computers: 1.89%
McAfee Corp.144A	7.38	2-15-2030	1,350,000	1,223,387
Seagate HDD	4.13	1-15-2031	2,073,000	1,830,143
Seagate HDD144A	8.25	12-15-2029	430,000	462,973
Seagate HDD144A	8.50	7-15-2031	2,840,000	3,085,274
Western Digital Corp.	4.75	2-15-2026	1,590,000	1,546,649
				8,148,426
Software: 1.80%
AthenaHealth Group, Inc.144A	6.50	2-15-2030	2,005,000	1,790,992
Cloud Software Group, Inc.144A	6.50	3-31-2029	2,180,000	2,035,539
Cloud Software Group, Inc.144A	9.00	9-30-2029	2,510,000	2,375,606
SS&C Technologies, Inc.144A	5.50	9-30-2027	1,625,000	1,595,162
				7,797,299
Utilities: 6.52%
Electric: 6.52%
NextEra Energy Operating Partners LP144A	4.25	9-15-2024	32,000	31,280
NextEra Energy Operating Partners LP144A	4.50	9-15-2027	1,690,000	1,586,972
NextEra Energy Operating Partners LP144A	7.25	1-15-2029	1,775,000	1,828,257
NSG Holdings LLC/NSG Holdings, Inc.144A	7.75	12-15-2025	689,115	685,669
Pattern Energy Operations LP/Pattern Energy Operations, Inc.144A	4.50	8-15-2028	7,250,000	6,756,754
PG&E Corp.	5.25	7-1-2030	8,170,000	7,801,444
Vistra Corp. (5 Year Treasury Constant Maturity+5.74%)144Aʊ±	7.00	12-15-2026	3,710,000	3,598,700
Vistra Operations Co. LLC144A	5.63	2-15-2027	3,775,000	3,718,597
Vistra Operations Co. LLC144A	7.75	10-15-2031	2,130,000	2,212,634
				28,220,307
Total corporate bonds and notes (Cost $510,892,281)				495,800,010
Loans: 7.28%
Communications: 0.94%
Advertising: 0.27%
Clear Channel Outdoor Holdings, Inc. (U.S. SOFR 3 Month+3.50%)±	9.07	8-21-2026	1,207,455	1,193,014
Media: 0.67%
DirecTV Financing LLC (U.S. SOFR 3 Month+5.00%)±	10.65	8-2-2027	1,502,607	1,500,969
Hubbard Radio LLC (U.S. SOFR 1 Month+4.25%)±	9.59	3-28-2025	1,826,972	1,386,215
				2,887,184
See accompanying notes to portfolio of investments
Allspring Income Opportunities Fund | 7

Portfolio of investments—January 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer, cyclical: 1.16%
Airlines: 1.09%
Mileage Plus Holdings LLC (U.S. SOFR 3 Month+5.25%)±	10.77%	6-21-2027	$2,838,500	$2,922,179
SkyMiles IP Ltd. (U.S. SOFR 3 Month+3.75%)±	9.07	10-20-2027	1,758,553	1,797,118
				4,719,297
Leisure time: 0.07%
Carnival Corp. (U.S. SOFR 1 Month+3.00%)±	8.34	8-8-2027	298,500	298,276
Consumer, non-cyclical: 2.67%
Commercial services: 2.67%
Geo Group, Inc. (U.S. SOFR 1 Month+7.13%)±	12.46	3-23-2027	8,986,121	9,165,843
MPH Acquisition Holdings LLC (U.S. SOFR 3 Month+4.25%)±	9.90	9-1-2028	1,850,268	1,765,526
PECF USS Intermediate Holding III Corp. (U.S. SOFR 3 Month+4.25%)±	9.82	12-15-2028	815,837	604,625
				11,535,994
Energy: 0.74%
Pipelines: 0.74%
GIP III Stetson I LP (U.S. SOFR 1 Month+4.25%)±	9.59	10-31-2028	3,184,920	3,195,876
Financial: 1.77%
Diversified financial services: 0.38%
Resolute Investment Managers, Inc. (U.S. SOFR 3 Month+4.25%)±	9.86	4-30-2024	2,148,275	1,363,081
Resolute Investment Managers, Inc. (U.S. SOFR 3 Month+8.00%)‡±	13.32	4-30-2025	1,786,861	268,029
				1,631,110
Insurance: 1.39%
Asurion LLC (U.S. SOFR 1 Month+3.25%)±	8.70	12-23-2026	5,510,680	5,483,844
Asurion LLC (U.S. SOFR 1 Month+5.25%)±	10.70	1-31-2028	575,000	549,947
				6,033,791
Total loans (Cost $33,557,707)				31,494,542
Yankee corporate bonds and notes: 17.40%
Basic materials: 0.39%
Chemicals: 0.39%
Braskem Netherlands Finance BV144A	4.50	1-31-2030	2,155,000	1,705,098
Communications: 0.75%
Telecommunications: 0.75%
Altice France SA144A	8.13	2-1-2027	3,620,000	3,235,588
Consumer, cyclical: 6.59%
Airlines: 1.75%
Air Canada Pass-Through Trust Series 2020-1 Class C144A	10.50	7-15-2026	5,280,000	5,715,600
VistaJet Malta Finance PLC/Vista Management Holding, Inc.144A	9.50	6-1-2028	2,200,000	1,864,214
				7,579,814
See accompanying notes to portfolio of investments
8 | Allspring Income Opportunities Fund

Portfolio of investments—January 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Entertainment: 0.59%
Banijay Entertainment SASU144A	8.13%	5-1-2029	$2,480,000	$2,564,314
Leisure time: 4.25%
Carnival Corp.144A	6.00	5-1-2029	3,900,000	3,777,451
Carnival Corp.144A	7.00	8-15-2029	855,000	889,134
Carnival Corp.144A	7.63	3-1-2026	1,185,000	1,203,698
Royal Caribbean Cruises Ltd.144A	5.38	7-15-2027	395,000	388,684
Royal Caribbean Cruises Ltd.144A	5.50	4-1-2028	5,600,000	5,528,737
Royal Caribbean Cruises Ltd.144A	9.25	1-15-2029	1,920,000	2,062,318
Royal Caribbean Cruises Ltd.144A	11.63	8-15-2027	4,150,000	4,514,166
				18,364,188
Consumer, non-cyclical: 0.57%
Pharmaceuticals: 0.57%
Teva Pharmaceutical Finance Netherlands III BV	8.13	9-15-2031	2,250,000	2,471,301
Energy: 2.34%
Oil & gas: 0.67%
Borr IHC Ltd./Borr Finance LLC144A	10.00	11-15-2028	2,820,000	2,917,888
Pipelines: 1.67%
Enbridge, Inc. (5 Year Treasury Constant Maturity+4.42%)±	7.63	1-15-2083	2,475,000	2,501,284
Northriver Midstream Finance LP144A	5.63	2-15-2026	4,835,000	4,712,238
				7,213,522
Financial: 3.01%
Banks: 1.47%
HSBC Holdings plc (USD ICE Swap Rate 11:00am NY 5 Year+3.75%)ʊ±	6.00	5-22-2027	1,635,000	1,544,799
Intesa Sanpaolo SpA (USD Swap Semi Annual (vs. 3 Month LIBOR) 5 Year+5.46%)144Aʊ±	7.70	9-17-2025	2,415,000	2,376,757
UBS Group AG (5 Year Treasury Constant Maturity+3.40%)144Aʊ±	4.88	2-12-2027	2,710,000	2,445,360
				6,366,916
Diversified financial services: 1.54%
Castlelake Aviation Finance DAC144A	5.00	4-15-2027	3,295,000	3,127,758
Macquarie Airfinance Holdings Ltd.144A	8.38	5-1-2028	3,375,000	3,545,269
				6,673,027
Industrial: 2.66%
Aerospace/defense: 0.50%
Bombardier, Inc.144A	8.75	11-15-2030	2,080,000	2,182,873
Electronics: 1.19%
Sensata Technologies BV144A	4.00	4-15-2029	3,325,000	3,044,244
Sensata Technologies BV144A	5.88	9-1-2030	2,140,000	2,114,905
				5,159,149
See accompanying notes to portfolio of investments
Allspring Income Opportunities Fund | 9

Portfolio of investments—January 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Trucking & leasing: 0.97%
Fly Leasing Ltd.144A	7.00%	10-15-2024	$4,350,000	$4,176,000
Utilities: 1.09%
Electric: 1.09%
Drax Finco PLC144A	6.63	11-1-2025	4,725,000	4,691,452
Total yankee corporate bonds and notes (Cost $74,950,113)				75,301,130

		Yield	Shares
Short-term investments: 2.46%
Investment companies: 2.46%
Allspring Government Money Market Fund Select Class♠∞##		5.27	10,654,435	10,654,435
Total short-term investments (Cost $10,654,435)				10,654,435
Total investments in securities (Cost $630,589,179)	142.01%			614,461,170
Other assets and liabilities, net	(42.01)			(181,770,672)
Total net assets	100.00%			$432,690,498

♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
%%	The security is purchased on a when-issued basis.
±	Variable rate investment. The rate shown is the rate in effect at period end.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
¥
A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities or a combination of both.
The rate shown is the rate in effect at period end.

‡	Security is valued using significant unobservable inputs.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.

Abbreviations:
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$11,927,014	$130,244,796	$(131,517,375)	$0	$0	$10,654,435	10,654,435	$388,499
See accompanying notes to portfolio of investments
10 | Allspring Income Opportunities Fund

Notes to portfolio of investments—January 31, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Income Opportunities Fund | 11

Notes to portfolio of investments—January 31, 2024 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$0	$0	$0	$0
Energy	1,211,053	0	0	1,211,053
Corporate bonds and notes	0	495,800,010	0	495,800,010
Loans	0	31,226,513	268,029	31,494,542
Yankee corporate bonds and notes	0	75,301,130	0	75,301,130
Short-term investments
Investment companies	10,654,435	0	0	10,654,435
Total assets	$11,865,488	$602,327,653	$268,029	$614,461,170
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At January 31, 2024, the Fund did not have any transfers into/out of Level 3.
12 | Allspring Income Opportunities Fund